Shareholders' Equity (Details) - Schedule of activity in warrants	3 Months Ended
Mar. 31, 2022 $ / shares shares
Schedule of activity in warrants [Abstract]
Warrants, Beginning Balance (in Shares) | shares	7,990,271
Weighted Average Remaining Term (Years), Outstanding	2 years 7 months 17 days
Weighted Average Exercise Price, Outstanding	$ 4.82
Average Intrinsic Value, Outstanding	$ 0.14
Warrants, Issued (in Shares) | shares	6,042,888
Weighted Average Exercise Price, Issued	$ 1.74
Warrants, Ending Balance (in Shares) | shares	14,033,159
Weighted Average Remaining Term (Years), Outstanding	3 years 25 days
Weighted Average Exercise Price, Outstanding	$ 3.49
Average Intrinsic Value, Outstanding	$ 0.27